AMERICAN INCOME FUND

                                                MRF

SEMIANNUAL REPORT
APRIL 30,
        2001

                                          [US BANCORP LOGO]
                                          PIPER JAFFRAY-Registered Trademark-

[US BANCORP LOGO]
PIPER JAFFRAY-Registered Trademark-

TABLE OF CONTENTS

1       Fund Overview

4       Financial Statements and Notes

12      Investments in Securities

15      Shareholder Update

AMERICAN INCOME FUND, INC.

PRIMARY INVESTMENTS: American Income Fund, Inc. (the "fund") invests in fixed-income securities, primarily in mortgage-backed securities. The fund also invests in other debt securities, such as collateralized mortgage obligations
(CMOs) and asset-backed securities, high-yield bonds, corporate bonds, and preferred stock. The following outlines the fund's investment policies.

- The fund expects generally to invest at least 65% of its assets in investment-grade securities.

-    No more than 35% of the fund's assets may be held in high-yield issues.

- The fund is authorized to borrow funds or issue senior securities in amounts not exceeding 33 1/3% of its total assets.

FUND OBJECTIVE: American Income Fund, Inc. is a closed-end investment fund that invests primarily in high-quality, fixed-income securities. The fund is listed on the New York Stock Exchange with common shares traded under the symbol MRF. The fund's investment objective is to achieve high monthly income consistent with prudent investment risk; its dividend objective is to distribute monthly income in excess of that attainable from investments in U.S. Treasury securities having the same maturity as the expected average life of the fund's investments.

--------------------------------------------------------------------------------
AVERAGE ANNUALIZED TOTAL RETURNS
Based on net asset value for the periods ended April 30, 2001

                                     [CHART]

                                                                        Since
                                                    One      Five     Inception
                                                    Year     Year    12/30/1988
                                                    ----     ----    ----------
American Income Fund                                12.22%   7.51%      3.43%
Lipper Closed-End U.S. Mortgage Funds Category      14.18%   8.16%      8.10%

The average annualized total returns for American Income Fund are based on the change in its net asset value (NAV), assume all distributions were reinvested, and do not reflect sales charges. NAV-based performance is used to measure investment management results.

Average annualized total returns based on the change in market price for the one-year, five-year, and since-inception periods ended April 30, 2001, were 26.36%, 8.17%, and 7.41%, respectively. These returns assume reinvestment of all distributions and reflect sales charges on distributions as described in the fund's dividend reinvestment plan, but not on initial purchases.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THIS INVESTMENT. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as this fund, often trade at discounts to NAV. Therefore, you may be unable to realize the full NAV of your shares when you sell.

Lipper Closed-End U.S. Mortgage Funds Category invests at least 65% of its assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

--------------------------------------------------------------------------------
               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
--------------------------------------------------------------------------------

FUND OVERVIEW


FUND MANAGEMENT

CHRIS NEUHARTH, CFA
is responsible for the management of the mortgage portion of the fund. He has 20 years of financial experience.

DOUG HEDBERG, CFA
is responsible for the management of the high-yield portion of the fund. He has 37 years of financial experience.


June 15, 2001

WE ARE HAPPY TO INTRODUCE YOU TO THE AMERICAN INCOME FUND, INC. The fund has changed its name (previously known as Mentor Income Fund, Inc.) to reflect the management of the fund which changed to U.S. Bancorp Piper Jaffray Asset Management, Inc., a subsidiary of U.S. Bank National Association and its predecessor, First American Asset Management, in October 2000. U.S. Bancorp Piper Jaffray Asset Management is responsible for the management of 11 closed-end funds and 86 open-end mutual funds, with combined assets of $52.7 billion as of March 31, 2001.

THE PORTFOLIO IS OVERSEEN BY A TEAM OF TWO EXPERIENCED MONEY MANAGERS. Responsibility for day-to-day management of the fund is in the hands of Chris Neuharth and Doug Hedberg. Combined, these two professionals have nearly 60 years of industry experience, and both are Chartered Financial Analysts. What's more, they are supported by an experienced research team that includes a securities analyst specializing in mortgage-backed securities and four credit analysts.

THE BIGGEST NEWS AFFECTING THE BOND MARKET WAS THE DRAMATIC REVERSAL IN STRATEGY BY THE FEDERAL RESERVE. After a period in which the Fed raised short-term interest rates in an effort to ward off the threat of inflation, a different stance was taken beginning in January. With clear signs that growth in the U.S. economy had slowed dramatically, the Fed reduced short-term interest rates several times in the early months of 2001.

THE FED'S ACTIONS LED TO A STEEPENING YIELD CURVE. Interest rates on debt securities across the spectrum of maturities (from three-month Treasury bills to 30-year Treasury bonds) returned to a more normal shape, with lower rates on the short end of the spectrum and higher rates for longer-term securities. During the past six months, interest rates generally declined throughout the market, but far more dramatically among short-term debt. The fund is primarily focused on intermediate debt securities.

MORTGAGE-BACKED SECURITIES PERFORMED WELL DURING THE PERIOD. Going into the fourth quarter of 2000, valuations on mortgage-backed products were extremely attractive. Encouraged by the

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
As a percentage of total assets on April 30, 2001

Private Mortgage-Backed Securities              29%
U.S. Government Securities                       1%
U.S. Agency Mortgage-Backed Securities          30%
Corporate Bonds                                 22%
Yankee Obligations                               1%
Asset-Backed Securities                         10%
Other Assets                                     7%


                                 AMERICAN INCOME FUND  SEMIANNUAL REPORT 2001  1

FUND OVERVIEW CONTINUED

Federal Reserve's actions, investors put more money to work in the mortgage-backed market, helping to raise the value of many of the securities that we owned.

HIGH-YIELD BONDS ENDED THE PERIOD WITH POSITIVE RETURNS, BUT RODE A BIT OF A ROLLER COASTER. After three years of underperforming the bond market as a whole, high-yield bonds began to respond well in December, and enjoyed solid performance in January and February. This part of the bond market gave back some of its gains in March and April, as concerns heightened over rising default rates among high-yield issuers.

THE FUND HELD A LARGE POSITION IN HIGH-GRADE CORPORATE BONDS DURING THE PERIOD, BUT EVENTUALLY SOLD THAT POSITION. These bonds performed rather well in the early months of 2001, and we took advantage of their rising values to sell the bonds and to meet the tender offer needs.

THE FED'S RATE CUTS WORKED TO OUR ADVANTAGE IN RELATION TO OUR LEVERAGING STRATEGY. The fund was able to borrow money at lower rates and put it to work, earning higher spreads. We continue to use leveraged investments as an integral part of our strategy; it's beneficial in helping the fund generate a more competitive dividend yield.

FOR THE SIX MONTHS ENDING APRIL 30, 2001, HIGH-YIELD AND MORTGAGE-BACKED SECURITIES TENDED TO OUTPERFORM MANY OTHER PARTS OF THE DEBT MARKET. On a market price and NAV basis, the fund returned 7.64% and 6.99%, respectively.(1) The NAV returns were comparable to the average for a portfolio invested in a combination of mortgage-backed and high-yield securities. This compares to the fund's Lipper Closed-End U.S. Mortgage Bond Fund peer group return of 7.06%. The current discount to market price was 9.06% as of April 30, 2001.

GOING FORWARD, WE ARE TAKING A SLIGHTLY MORE DEFENSIVE STANCE IN OUR OUTLOOK ON INTEREST RATES. Given that rates have declined significantly in recent months and that the U.S. economy may begin to strengthen, there seems to be little reason to expect interest rates to decline much further. Therefore, the fund is positioned to protect against the impact of higher interest rates, although we don't anticipate significant rate increases in the coming months. The fund is likely to maintain something close to its present allocation, with about 65% of the portfolio in

(1) All returns assume reinvestment of distributions at prices pursuant to the fund's dividend reinvestment plan. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost.

2 AMERICAN INCOME FUND SEMIANNUAL REPORT 2001 mortgage-backed securities, 25% in high-yield bonds, and the remainder spread among high-grade corporate bonds and asset-backed securities. We may consider boosting the fund's allocation to high-yield bonds if more encouraging signs develop in that part of the market.

DURING THE PERIOD, 20% OF THE FUND'S OUTSTANDING SHARES WERE REPURCHASED, AS APPROVED BY THE FUND'S BOARD OF DIRECTORS IN OCTOBER 2000. We primarily sold the fund's holdings in high-grade corporate securities.(2)

THE FUND'S OBJECTIVE UNDERWENT A MODEST CHANGE DURING THE PERIOD. This reflects our action of increasing the fund's exposure to high-yield bonds. While these bonds may be subject to greater risk than other types of debt securities, our focus has been on investing in bonds primarily from the highest-quality issuers in that end of the market in order to reduce the risk of defaults.

DURING THE SIX MONTHS ENDED APRIL 30, 2001, THE FUND PAID DISTRIBUTIONS TOTALING $0.345 PER SHARE. This is a slightly lower dividend payout than had previously occurred, reflecting a change in strategy from the fund's previous management, which at times would liquidate principal in order to pay a higher dividend. The current approach is to pay dividends based on actual income earned by the fund without depleting the fund's principal. We are confident that we can maintain the dividend at its current level using this strategy, and hopefully increase it in the future.

WE WILL CONTINUE TO MANAGE THE FUND IN ACCORDANCE WITH ITS OBJECTIVES OF DELIVERING HIGH CURRENT INCOME WHILE MAINTAINING A PRUDENT MANAGEMENT APPROACH. If you have any questions or need any assistance with your investment strategy, please call us at 800-637-2548.

Sincerely,

/s/ Tom Schreier

Tom Schreier, CEO
U.S. Bancorp Piper Jaffray Asset Management

(2) On October 17, 2000, the fund announced that its board of directors voted to authorize a tender offer to repurchase up to 20% of the outstanding voting shares of the fund. The repurchase price was equal to the NAV of the shares on April 19, 2001, less expenses of the tender offer. The proceeds were paid on April 23, 2001.

                                 AMERICAN INCOME FUND  SEMIANNUAL REPORT 2001  3

               FINANCIAL STATEMENTS (Unaudited)

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES  April 30, 2001
 ................................................................................

ASSETS:
Investments in securities at market value* (note 2)  .......  $117,407,330
Cash in bank on demand deposit  ............................       305,438
Receivable for securities sold  ............................     7,756,113
Accrued interest receivable  ...............................     1,408,493
Other assets  ..............................................           319
                                                              ------------
  Total assets  ............................................   126,877,693
                                                              ------------

LIABILITIES:
Payable for securities purchased (note 2)  .................    15,127,390
Reverse repurchase agreement payable  ......................    25,171,018
Accrued investment management fee  .........................        52,738
Accrued administrative fee  ................................         8,113
Other accrued expenses  ....................................        97,019
                                                              ------------
  Total liabilities  .......................................    40,456,278
                                                              ------------
  Net assets applicable to outstanding capital stock  ......  $ 86,421,415
                                                              ============

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital  ..............  $108,478,948
Distributions in excess of net investment income  ..........      (403,681)
Accumulated net realized loss on investments  ..............   (22,432,593)
Unrealized appreciation of investments  ....................       778,741
                                                              ------------

  Total-representing net assets applicable to capital
    stock  .................................................  $ 86,421,415
                                                              ============

*Investments in securities at identified cost  .............  $116,628,589
                                                              ============

NET ASSET VALUE AND MARKET PRICE:
  Net assets  ..............................................  $ 86,421,415
  Shares outstanding (authorized 200 million shares of $0.01
    par value)  ............................................     9,454,221
  Net asset value  .........................................  $       9.14
  Market price  ............................................  $       8.33

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                4  2001 Semiannual Report - American Income Fund

--------------------------------------------------------------------------------

                      STATEMENT OF OPERATIONS  For the Six Months Ended April
                      30, 2001
 ................................................................................

INCOME:
Interest (net of interest expense of $522,071)  ............  $4,167,707
                                                              ----------

EXPENSES (NOTE 3):
Investment management fee  .................................     343,941
Administrative fee  ........................................      52,914
Custodian and accounting fees  .............................      31,008
Transfer agent fees  .......................................      69,120
Reports to shareholders  ...................................         925
Directors' fees  ...........................................      (4,644)
Audit and legal fees  ......................................       1,830
Other expenses  ............................................     (54,455)
                                                              ----------
  Total expenses  ..........................................     440,639
                                                              ----------

  Net investment income  ...................................   3,727,068
                                                              ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS (NOTE 4):
Net realized gain on investments in securities  ............       1,809
Net change in unrealized appreciation or depreciation of
  investments  .............................................   2,409,898
                                                              ----------

  Net gain on investments  .................................   2,411,707
                                                              ----------

    Net increase in net assets resulting from
     operations  ...........................................  $6,138,775
                                                              ==========

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                5  2001 Semiannual Report - American Income Fund

--------------------------------------------------------------------------------

                      STATEMENT OF CASH FLOWS  For the Six Months Ended April
                      30, 2001
 ................................................................................

CASH FLOWS FROM OPERATING ACTIVITIES:
Interest income  ...........................................  $  4,167,707
Net expenses  ..............................................      (440,639)
                                                              ------------
  Net investment income  ...................................     3,727,068
                                                              ------------

Adjustments to reconcile net investment income to net cash
 provided by operating activities:
  Change in accrued interest receivable  ...................       (54,250)
  Net amortization of bond discount and premium  ...........      (115,500)
  Change in accrued fees and expenses  .....................       (12,463)
  Change in other assets  ..................................        33,530
                                                              ------------
    Total adjustments  .....................................      (148,683)
                                                              ------------

    Net cash provided by operating activities  .............     3,578,385
                                                              ------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of investments  ........................    71,367,279
Purchases of investments  ..................................   (77,245,311)
Net sales of short-term securities  ........................     3,000,000
                                                              ------------

    Net cash used by investing activities  .................    (2,878,032)
                                                              ------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from reverse repurchase agreements  ...........    25,171,018
Retirement of fund shares  .................................   (21,555,622)
Distributions paid to shareholders  ........................    (4,077,418)
                                                              ------------

    Net cash used by financing activities  .................      (462,022)
                                                              ------------
Net increase in cash  ......................................       238,331
Cash at beginning of year  .................................        67,107
                                                              ------------

    Cash at end of year  ...................................  $    305,438
                                                              ============

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                6  2001 Semiannual Report - American Income Fund

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                               SIX MONTHS
                                                                 ENDED          YEAR
                                                                4/30/01        ENDED
                                                              (UNAUDITED)     10/31/00
                                                              ------------  ------------
OPERATIONS:
Net investment income  .....................................  $ 3,727,068   $  8,002,448
Net realized gain (loss) on investments in securities  .....        1,809     (4,554,087)
Net realized loss on futures contracts  ....................           --        (62,861)
Net change in unrealized appreciation or depreciation of
  investments  .............................................    2,409,898      1,233,301
                                                              ------------  ------------

  Net increase in net assets resulting from operations  ....    6,138,775      4,618,801
                                                              ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income  ................................   (3,368,066)    (7,964,140)
From tax return of capital  ................................           --       (544,659)
                                                              ------------  ------------
  Total distributions  .....................................   (3,368,066)    (8,508,799)
                                                              ------------  ------------

CAPITAL SHARE TRANSACTIONS (NOTE 6):
Decrease in net assets from capital share transactions  ....  (21,555,622)            --
                                                              ------------  ------------
  Total decrease in net assets  ............................  (18,784,913)    (3,889,998)

Net assets at beginning of year  ...........................  105,206,328    109,096,326
                                                              ------------  ------------

Net assets at end of year  .................................  $86,421,415   $105,206,328
                                                              ============  ============

Distributions in excess of net investment income  ..........  $  (403,681)  $   (762,683)
                                                              ============  ============

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                7  2001 Semiannual Report - American Income Fund

               NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ............................
                      American Income Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. Fund shares are listed on the New York Stock Exchange under the symbol MRF.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ............................
                      INVESTMENTS IN SECURITIES
                      Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable, or not reflective of market value, portfolio securities are valued according to procedures adopted by the fund's board of directors in good faith at "fair value," that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                      The current market value of certain fixed-income securities is provided by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Fixed-income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. Short-term securities with maturities of 60 days or fewer are valued at amortized cost, which approximates market value.

                      Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                      REVERSE REPURCHASE AGREEMENTS
                      Reverse repurchase agreements involve the sale of a portfolio-eligible security by the fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the fund's net asset value ("NAV") and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%. For the six months ended April 30, 2001, the weighted average borrowings outstanding were $8,389,028 and the weighted average interest rate was 5.69%.

                      REPURCHASE AGREEMENTS
                      The fund may enter into repurchase agreements with certain broker-dealers, which are secured by U.S. government or agency obligations. Securities pledged as collateral for repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default.

--------------------------------------------------------------------------------

                8  2001 Semiannual Report - American Income Fund

--------------------------------------------------------------------------------

                      MORTGAGE DOLLAR ROLLS
                      The fund may enter into mortgage dollar rolls in which the fund sells securities purchased on a forward commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. As an inducement to "roll over" its purchase commitments, the fund receives negotiated fees. For the six months ended April 30, 2001, such fees earned by the fund amounted to $18,387.

                      FEDERAL TAXES
                      The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                      Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Distributions that exceed the net investment income or net realized gains recorded on a tax basis are presented as a "tax return of capital" in the statements of changes in net assets and the financial highlights. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the fund.

                      DISTRIBUTIONS TO SHAREHOLDERS
                      Distributions from net investment income are made monthly and realized capital gains, if any, will be distributed at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the fund's dividend reinvestment plan, reinvested in additional shares of the fund's capital stock.

(3) EXPENSES
 ............................
                      INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                      Pursuant to an investment advisory agreement (the "agreement"), U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "advisor"), a subsidiary of U.S. Bank National Association ("U.S. Bank") and successor to First American Asset Management, manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized rate of 0.65% of average weekly net assets. For its fee, the advisor provides investment advice and conducts the management and investment activity of the fund.

                      Pursuant to an administration agreement, U.S. Bank provides administrative services to the fund. The administration agreement provides the administrator with a monthly fee based on an annualized rate of 0.10% of the fund's average weekly net assets. For its fee, the administrator provides reporting, regulatory and record-keeping services for the fund.

--------------------------------------------------------------------------------

                9  2001 Semiannual Report - American Income Fund

--------------------------------------------------------------------------------

                      OTHER FEES AND EXPENSES
                      In addition to the investment management and administrative fees, the fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing, and accounting services; insurance; interest; fees to outside parties retained to assist in conducting due diligence; and taxes and other miscellaneous expenses.

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ............................
                      Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended April 30, 2001, aggregated $89,746,375 and $77,596,733, respectively.

(5) CAPITAL LOSS
    CARRYOVER
 ............................
                      For federal income tax purposes, the fund had capital loss carryovers at October 31, 2000, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-ends as indicated below. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire.

    CAPITAL
 LOSS CARRYOVER  EXPIRATION
 --------------  ----------
  $   108,152        2001
   11,955,561        2003
    1,699,165        2004
    1,155,089        2006
    2,573,283        2007
    4,931,683        2008
  -----------
  $22,422,933
  ===========

(6) REPURCHASE OFFER
 ............................
                      During the last six months, the fund completed an offer to shareholders to repurchase up to 25% of its outstanding shares at NAV. The deadline for submitting shares for repurchase was 5:00 p.m. Eastern Time on April 10, 2001. The repurchase price was determined on April 19, 2001, at the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern Time). The percentage of outstanding shares repurchased, the number of shares repurchased, the repurchase price per share (NAV less two cents per share repurchase fee), and proceeds paid on April 23, 2001, by the fund were as follows:

 PERCENTAGE     SHARES     REPURCHASE    PROCEEDS
 REPURCHASED  REPURCHASED    PRICE         PAID
 -----------  -----------  ----------  -------------
       25%     2,363,555     $9.10      $21,508,351

(7) PARENT COMPANY
    ACQUISITION
 ............................
                      On October 4, 2000, U.S. Bancorp, the parent company of the fund's investment advisor, announced that it had entered into an agreement to be acquired by Firstar Corporation. On February 27, 2001, this acquisition became effective. The new company is called U.S. Bancorp.

--------------------------------------------------------------------------------

               10  2001 Semiannual Report - American Income Fund

--------------------------------------------------------------------------------

(8) FINANCIAL
    HIGHLIGHTS
 ............................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                                          Six Months
                                             Ended                   Year Ended October 31,
                                            4/30/01    ---------------------------------------------------
                                          (Unaudited)   2000 (c)      1999      1998      1997      1996
                                          -----------  -----------  --------  --------  --------  --------
PER-SHARE DATA
NAV, beginning of period ...............    $ 8.90       $ 9.23      $ 9.94    $10.27    $10.06    $10.21
                                            ------       ------      ------    ------    ------    ------
Operations:
  Net investment income ................      0.38         0.68        0.65      0.64      0.82      0.83
  Net realized and unrealized gains
    (losses) on investments ............      0.22        (0.29)      (0.64)    (0.20)     0.23     (0.14)
                                            ------       ------      ------    ------    ------    ------
    Total from operations ..............      0.60         0.39        0.01      0.44      1.05      0.69
                                            ------       ------      ------    ------    ------    ------
Distributions to shareholders:
  From net investment income ...........     (0.36)       (0.67)      (0.70)    (0.71)    (0.84)    (0.84)
  Tax return of capital ................        --        (0.05)      (0.02)    (0.06)       --        --
                                            ------       ------      ------    ------    ------    ------
    Total distributions ................     (0.36)       (0.72)      (0.72)    (0.77)    (0.84)    (0.84)
                                            ------       ------      ------    ------    ------    ------
    NAV, end of period .................    $ 9.14       $ 8.90      $ 9.23    $ 9.94    $10.27    $10.06
                                            ======       ======      ======    ======    ======    ======
    Per-share market value, end of
    period .............................    $ 8.33       $ 8.06      $ 9.94    $10.27    $10.06    $10.21
                                            ======       ======      ======    ======    ======    ======
SELECTED INFORMATION
Total return, NAV (a) ..................      6.99%        5.97%       1.28%     5.22%    11.65%     8.08%
Total return, market value (a) .........      7.64%       17.20%      (3.68)%   (0.74)%   13.92%    11.24%
Net assets at end of period
  (in millions) ........................    $  117       $  105      $  109    $  117    $  121    $  119
Ratio of expenses to average net assets
  including interest expense ...........      1.83%(d)     1.59%       2.54%     3.29%     2.78%     2.84%
Ratio of expenses to average net assets
  excluding interest expense ...........      0.84%(d)     1.06%       1.06%     1.02%     1.08%     1.13%
Ratio of net investment income to
  average weekly net assets ............      7.09%(d)     7.52%       6.73%     6.39%     8.19%     8.28%
Portfolio turnover rate (excluding
  short-term securities) ...............        62%          65%         99%       80%       71%      190%
Amount of borrowings outstanding at end
  of period (in millions) ..............    $   25       $   --      $   25    $   54    $   49    $   20
Per-share amount of borrowings
  outstanding at end of period .........    $ 2.66       $   --      $ 2.10    $ 4.57    $ 4.17    $ 1.69
Per-share amount of net assets,
  excluding borrowings, at end
  of period ............................    $11.80       $ 8.90      $11.33    $14.51    $14.43    $11.75
Asset coverage ratio (b)  ..............       443%         N/A         539%      317%      346%      694%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(b) REPRESENTS NET ASETS, EXCLUDING BORROWINGS, AT END OF PERIOD DIVIDED BY BORROWINGS OUTSTANDING AT END OF PERIOD.
(c) EFFECTIVE OCTOBER 24, 2000, THE ADVISOR WAS CHANGED FROM MENTOR INVESTMENT ADVISORS, A WHOLLY OWNED SUBSIDIARY OF FIRST UNION CORPORATION, TO U.S. BANK NATIONAL ASSOCIATION, ACTING THROUGH ITS SUBSIDIARY, U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.

--------------------------------------------------------------------------------

               11  2001 Semiannual Report - American Income Fund

                     INVESTMENTS IN SECURITIES (Unaudited)
--------------------------------------------------------------------------------

AMERICAN INCOME FUND                                              April 30, 2001
 ......................................................................................

                                                                              Market
Description of Security                                     Par Value       Value (a)
---------------------------------------------------------  -----------     ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (44.9%)
  U.S. AGENCY MORTGAGE-BACKED SECURITIES (43.8%)
    FIXED RATE (40.7%)
      6.50%, FHLMC Series 1647 B,
        Class B, 11/15/08 ...............................  $ 3,744,219     $  3,752,088
      7.00%, FHLMC, 12/1/14 .............................    1,346,778        1,378,645
      9.50%, FHLMC, 12/1/09 .............................      823,914          867,022
      10.75%, FHLMC, 9/1/09 .............................      164,504          181,001
      6.00%, FNMA, 12/1/13 ..............................    2,646,621        2,603,357
      6.00%, FNMA, 5/1/29 ...............................    4,864,003        4,708,475
      6.50%, FNMA TBA, ..................................    2,625,000        2,590,560
      7.00%, FNMA, 8/1/29 ...............................    4,939,969        4,988,324
      7.50%, FNMA, 4/1/15 ...............................    2,175,893        2,244,285
      7.50%, FNMA, 5/1/15 ...............................    1,591,536        1,641,562
      6.50%, GNMA, 3/20/31 ..............................    2,000,000        1,749,060
      7.00%, GNMA, 4/15/24 ..............................    2,263,518        2,298,170
      7.50%, GNMA, 12/15/30 .............................    3,959,699        4,057,040
      11.50%, GNMA, 5/15/13 .............................       32,744           36,804
      11.50%, GNMA, 4/15/19 .............................        8,616            9,593
      11.50%, GNMA, 6/15/19 .............................       31,258           34,803
      7.00%, GNMA, 12/15/08 .............................    1,979,192        2,048,147
                                                                           ------------
                                                                             35,188,936
                                                                           ------------

    ADJUSTABLE RATE (3.1%)
      7.948%, FHLMC, 9/1/18 .............................          868              883
      7.741%, FNMA, 7/1/27 ..............................       12,354           12,538
      7.125%, GNMA, 12/20/22 ............................    2,563,228        2,618,980
                                                                           ------------
                                                                              2,632,401
                                                                           ------------

        Total U.S. Agency Mortgage-Backed Securities  ...                    37,821,337
                                                                           ------------

  U.S. GOVERNMENT SECURITIES (1.1%)
      5.25%, U.S. Treasury Bond, 2/15/29 ................    1,065,000          970,463
                                                                           ------------

        Total U.S. Government Securities  ...............                       970,463
                                                                           ------------

        Total U.S. Government and Agency Securities
          (cost: $39,523,648)  ..........................                    38,791,800
                                                                           ------------
PRIVATE MORTGAGE-BACKED SECURITIES (42.4%)
  FIXED RATE (42.0%)
      BA Mortgage Securities, Series 1998-3, Class 2,
        6.50%, 7/25/13 ..................................      269,868          257,952
      BA Mortgage Securities, Series 1998-4, Class 2,
        6.50%, 8/25/13 ..................................      286,073          273,081
      Countrywide Funding, Series 1991 CI 2, Class A6,
        7.00%, 12/25/23 .................................    1,181,731        1,188,260
      GE Capital Mortgage Services, Series 1993-18,
        Class B-1, 6.00%, 2/25/09 .......................    1,359,465        1,339,691
      GE Capital Mortgage Services, Series 1994-6,
        Class A9, 6.50%, 9/25/22 .                           3,103,776        3,117,014

                                                                              Market
Description of Security                                     Par Value       Value (a)
---------------------------------------------------------  -----------     ------------
      GE Capital Mortgage Services, Series 1997-13,
        Class M, 6.75%, 12/25/12 ........................  $ 1,707,364     $  1,705,050
      GE Capital Mortgage Services, Series 1998-1,
        Class M, 6.75%, 1/25/13 .........................      643,863          642,598
      HSBC Mortgage Loan Trust, Series 2000-HSB1,
        Class A3, 7.11%, 12/16/30  ......................    1,500,000        1,549,818
      IMPAC Secured Assets, Series 2000-5, Class A2,
        6.73%, 8/25/26  .................................    3,000,000        3,015,000
      Norwest Asset Securities, Series 1996-3, Class M,
        7.00%, 9/25/11 ..................................    1,500,819        1,522,379
      Norwest Asset Securities, Series 1997-7, Class M,
        7.00%, 5/25/27 ..................................    1,527,528        1,501,323
      Norwest Asset Securities, Series 1998-2, Class M,
        6.50%, 2/25/28 ..................................    1,155,634        1,102,654
      Prudential Home Mortgage Securities,
        Series 1993-18, Class M, 7.50%, 6/25/23                705,359          704,770
      Prudential Home Mortgage Securities,
        Series 1993-22, Class M, 7.00%, 7/25/23              3,748,607        3,785,512
      Prudential Home Mortgage Securities,
        Series 1993-27, Class M, 7.50%, 5/25/23              2,411,524        2,464,469
      Prudential Home Mortgage Securities,
        Series 1994-29, Class M, 7.00%, 10/25/24 ........    2,858,319        2,850,388
      Prudential Home Mortgage Securities, Series 1995-5,
        Class M, 7.25%, 9/25/25 .........................    2,407,958        2,404,118
      Prudential Home Mortgage Securities,
        Series 1995-5, Class B-1, 7.25%, 9/25/25 ........    2,496,827(c)     2,509,348
      Prudential Home Mortgage Securities, Series 1995-7,
        Class B, 7.00%, 11/25/25                             1,832,146(c)     1,820,704
      Prudential Home Mortgage Securities,
        Series 1996-4, Class B-1, 6.50%, 4/25/26 ........      562,597          547,719
      Washington Mutual, Series 1999 WM2, Class A2,
        7.00%, 11/19/14 .................................    1,962,010        2,022,450
                                                                           ------------
                                                                             36,324,298
                                                                           ------------

  ADJUSTABLE RATE (0.3%)
      California Federal Bank Los Angeles,
        Series 1991-CI2, Class A, 7.454%, 7/15/21 .......      231,638(d)       227,800
      Kidder Peabody Acceptance, Series 1989-3, Class A,
        8.811%, 6/20/19 .................................       33,829(d)        33,490
                                                                           ------------
                                                                                261,290
                                                                           ------------

  INTEREST ONLY (0.1%)
      Contimortgage Home Equity Loan Trust,                 19,689,654(b),
        Series 1994-3, Class A4, 0.13%, 3/15/14 .                     (d)        32,035
                                                                           ------------

        Total Private Mortgage-Backed Securities
          (cost: $25,709,679)  ..........................                    36,617,623
                                                                           ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

               12  2001 Semiannual Report - American Income Fund

--------------------------------------------------------------------------------

AMERICAN INCOME FUND
(CONTINUED)

                                                                              Market
Description of Security                                     Par Value       Value (a)
---------------------------------------------------------  -----------     ------------
CORPORATE BONDS (31.7%)
  CABLE TELEVISION (1.9%)
      Century Communications, 9.50%, 3/1/05 .............  $   476,000     $    460,530
      Charter Communications, 8.625%, 4/1/09 ............      500,000          488,750
      CSC Holdings, 9.875%, 5/15/06 .....................      700,000          729,750
                                                                           ------------
                                                                              1,679,030
                                                                           ------------

  CHEMICALS AND PLASTICS (0.6%)
      Lyondell Chemical, 10.875%, 5/1/09 ................      500,000          510,000
                                                                           ------------

  CONSUMER PRODUCTS (1.1%)
      Hasbro, 7.95%, 3/15/03 ............................      500,000          478,725
      Simmons, 10.25%, 3/15/09 ..........................      500,000          490,000
                                                                           ------------
                                                                                968,725
                                                                           ------------

  ENERGY (4.3%)
      Calpine, 8.50%, 2/15/11 ...........................      500,000          498,607
      Cheasapeake Energy, 9.625%, 5/1/05 ................      400,000          438,500
      Eott Energy Partners, 11.00%, 10/1/09 .............      450,000          486,000
      Ocean Energy, 8.375%, 7/1/08 ......................      500,000          527,500
      Parker Drilling, Series D, 9.75%, 11/15/06 ........      400,000          419,000
      Pride Petroleum Services, 9.375%, 5/1/07 ..........      650,000          690,625
      Swift Energy, 10.25%, 8/1/09 ......................      600,000          645,000
                                                                           ------------
                                                                              3,705,232
                                                                           ------------

  FINANCE (1.7%)
      Capital One, 6.70%, 5/15/08 .......................    1,000,000          936,205
      Sovereign Bancorp, 10.50%, 11/15/06 ...............      500,000          540,000
                                                                           ------------
                                                                              1,476,205
                                                                           ------------

  FOOD AND BEVERAGE (1.1%)
      Del Monte, 12.25%, 4/15/07 ........................      400,000          450,500
      Dominos, 10.375%, 1/15/09 .........................      500,000          510,000
                                                                           ------------
                                                                                960,500
                                                                           ------------

  GAMING (2.3%)
      Coast Hotels and Casinos, 9.50%, 4/1/09 ...........      400,000          408,500
      Harrahs, 7.875%, 12/15/05 .........................      500,000          506,250
      Isle of Capri Casinos, 8.75%, 4/15/09 .............      600,000          558,750
      Park Place Entertainment, 7.875%, 12/15/05               500,000          503,750
                                                                           ------------
                                                                              1,977,250
                                                                           ------------

  HEALTHCARE (1.5%)
      Lifepoint Hospitals Holdings, Series B,
        10.75%, 5/15/09 .................................    2,000,000          224,000
      Tenet Healthcare, 8.625%, 1/15/07 .................      500,000          525,000
      Triad Hospitals, 11.00%, 5/15/09 ..................      500,000          551,250
                                                                           ------------
                                                                              1,300,250
                                                                           ------------

  HOTELS (1.2%)
      Florida Panthers Holdings, 9.875%, 8/15/09 .             500,000          512,500
      HMH Properties, 7.875%, 8/1/08 ....................      500,000          490,000
                                                                           ------------
                                                                              1,002,500
                                                                           ------------

                                                                              Market
Description of Security                                     Par Value       Value (a)
---------------------------------------------------------  -----------     ------------

  MANUFACTURING (2.9%)
      AK Steel, 9.125%, 12/15/06 ........................  $   500,000     $    512,500
      American Axle & Manufacturing, 9.75%, 3/1/09 ......      500,000          496,250
      American Standard, 7.375%, 4/15/05 ................      500,000          500,000
      D.R. Horton, 9.375%, 3/15/11 ......................      500,000          497,500
      Sequoia, 9.00%, 8/1/09 ............................      500,000          510,000
                                                                           ------------
                                                                              2,516,250
                                                                           ------------

  SERVICES (2.8%)
      Allied Waste, 10.00%, 8/1/09 ......................      500,000          519,375
      Premier Parks, Step Bond, 0.00%, 4/1/08 (10.00%
        after 4/1/03) ...................................      500,000(b)       417,500
      Sbarro, 11.00%, 9/15/09 ...........................      500,000          522,500
      United Rentals, 9.25%, 1/15/09 ....................      500,000          433,750
      Weight Watchers, 13.00%, 10/1/09 ..................      500,000          550,000
                                                                           ------------
                                                                              2,443,125
                                                                           ------------

  TECHNOLOGY (2.8%)
      Amkor Technology, 9.25%, 5/1/06 ...................      500,000          480,000
      Fisher Scientific, 9.00%, 2/1/08 ..................      500,000          505,000
      Motorola, 6.75%, 2/1/06 ...........................    1,500,000        1,442,318
                                                                           ------------
                                                                              2,427,318
                                                                           ------------

  TELECOMMUNICATIONS (5.6%)
      Allegiance Telecom, 12.875%, 5/15/08 ..............      500,000          472,500
      Crown Castle, 10.75%, 8/1/11 ......................      500,000          536,250
      Exodus Communications, 10.75%, 12/15/09 .                500,000          382,500
      Global Crossing Holdings, 9.50%, 11/15/09 .........      500,000          467,500
      Level 3 Communications, 9.125%, 5/1/08 ............      500,000          325,000
      Intermedia Communications, 8.60%, 6/1/08 ..........      570,000          532,950
      McLeod USA, 9.25%, 7/15/07 ........................      500,000          400,000
      Nextel Communications, Step Bond, 0.00%, 9/15/07
        (10.65% after 9/15/02) ..........................      500,000(b)       365,625
      Nextel Partners, 11.00%, 3/15/10 ..................      450,000          390,375
      Nextlink Communications, 10.75%, 6/1/09 ...........      450,000          225,000
      Voicestream Wireless, 10.375%, 11/15/09 ...........      400,000          458,000
      Williams Communications, 10.875%, 10/1/09                500,000          222,500
      Worldwide Fiber, 12.00%, 8/1/09 ...................      450,000(c)        60,750
                                                                           ------------
                                                                              4,838,950
                                                                           ------------

  TRANSPORTATION (1.3%)
      Delta Airlines, 8.30%, 12/15/29 ...................    1,250,000        1,068,676
                                                                           ------------

  UTILITIES (0.6%)
      AES, 9.375%, 9/15/10 ..............................      500,000          521,250
                                                                           ------------

        Total Corporate Bonds
          (cost: $28,646,967)  ..........................                    27,395,261
                                                                           ------------
YANKEE OBLIGATIONS (1.9%)
      Rogers Cablesystems, 10.00%, 3/15/05 ..............      750,000          806,250
      Rogers Cantel, 8.80%, 10/1/07 .....................      500,000          485,000
      Telewest PLC, 11.00%, 10/1/07 .....................      400,000          387,000
                                                                           ------------

        Total Yankee Obligations
          (cost: $1,158,863)  ...........................                     1,678,250
                                                                           ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

               13  2001 Semiannual Report - American Income Fund

--------------------------------------------------------------------------------

AMERICAN INCOME FUND
(CONTINUED)

                                                                              Market
Description of Security                                     Par Value       Value (a)
---------------------------------------------------------  -----------     ------------
ASSET-BACKED SECURITIES (15.0%)
  HOME EQUITY (15.0%)
      Advanta Mortgage Loan Trust, Series 1993-3,
        Class A, 5.55%, 1/25/25 .........................  $   598,168     $    575,977
      CS First Boston Mortgage Securities, Series 1996-2,
        Class A6, 7.18%, 2/25/18 .                           2,750,000        2,795,565
      GMAC Commercial Mortgage Securities, Series 1998,
        Class A2, 6.42%, 8/15/08  .......................    1,350,000        1,357,707
      Green Tree Financial, Series 1997 A,
        7.90%, 3/15/28 ..................................    1,394,000        1,402,140
      Green Tree Financial, Series 1998 D, Class M 1,
        6.71%, 8/15/29 ..................................    2,396,294        2,361,882
      Morgan Stanley Capital, Series 1999 RMI Class A2,
        6.71%, 12/15/31  ................................    1,000,000        1,020,350
      Morgan Stanley Capital, Series 1999 FNV1 Class A1,
        6.12%, 3/15/31  .................................    1,289,649        1,303,827
      Oakwood Mortgage Investments, Series 1994 A,
        Class A3, 9.10%, 11/15/03 .......................    2,000,000        2,106,948
                                                                           ------------

        Total Asset-Backed Securities
          (cost: $5,182,027)  ...........................                    12,924,396
                                                                           ------------

        Total Investments in Securities
          (cost: $116,628,589) (e)  .....................                  $117,407,330
                                                                           ============

NOTES TO INVESTMENTS IN SECURITIES
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
         INTEREST ONLY - REPRESENTS A SECURITY THAT ENTITLES HOLDERS TO RECEIVE
           ONLY INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE AN ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE INTEREST RATE DISCLOSED REPRESENTS THE CURRENT YIELD BASED UPON THE CURRENT COST BASIS AND ESTIMATED TIMING AND AMOUNT OF FUTURE CASH FLOWS.
         STEP BOND - REPRESENTS SECURITIES THAT REMAIN ZERO-COUPON SECURIITES
           UNTIL A PREDETERMINED DATE AT WHICH TIME THE STATED COUPON RATE BECOMES EFFECTIVE AND INTEREST BECOMES PAYABLE AT REGULAR INTERVALS.
(c) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, WHICH MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "QUALIFIED INSTITUTIONAL INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(d) THESE SECURITIES ARE ILLIQUID AND ARE VALUED USING MARKET QUOTATIONS WHERE READILY AVAILABLE. IN THE ABSENCE OF MARKET QUOTATIONS, THE SECURITIES ARE VALUED BASED UPON THEIR FAIR VALUE DETERMINED UNDER PROCEDURES APPROVED BY THE BOARD OF DIRECTORS. THE TOTAL MARKET VALUE OF THESE ILLIQUID SECURITIES ON APRIL 30, 2001, WAS $293,325, WHICH REPRESENTS 0.3% OF TOTAL NET ASSETS.
(e) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION  .....  $ 2,959,310
      GROSS UNREALIZED DEPRECIATION  .....   (2,180,569)
                                            -----------
                                            $   778,741
                                            ===========

--------------------------------------------------------------------------------

               14  2001 Semiannual Report - American Income Fund

               SHAREHOLDER UPDATE
--------------------------------------------------------------------------------

                      SHAREHOLDER MEETING RESULTS
                      A special meeting of the fund's shareholders was held on March 15, 2001. Each matter voted upon at that meeting, as well as the number of votes cast for, against, or withheld, and the number of abstentions with respect to such matters, are set forth below:

                      (1) The fund's shareholders approved an amendment to
                          Article I of the fund's Articles of Incorporation changing the name of the fund to American Income Fund. The following votes were cast regarding this matter:

                              SHARES              SHARES
                           VOTED "FOR"        VOTED "AGAINST"     ABSTENTIONS
                         ----------------    -----------------    ------------
                              7,476,058             164,258           133,215

                      (2) The fund's shareholders approved an amendment to the fund's Articles of Incorporation deleting Section 2 thereof, removing certain restrictions on the transfer of shares of the fund. The following votes were cast regarding this matter:

                              SHARES              SHARES
                           VOTED "FOR"        VOTED "AGAINST"     ABSTENTIONS
                         ----------------    -----------------    ------------
                              7,149,807             452,838           170,887

                      (3) The fund's shareholders approved a change in the fund's investment objective from "high monthly income consistent with preservation of capital" to "high monthly income consistent with prudent risk to capital." The following votes were cast regarding this matter:

                              SHARES              SHARES
                           VOTED "FOR"        VOTED "AGAINST"     ABSTENTIONS
                         ----------------    -----------------    ------------
                              5,617,156             524,607           174,242

--------------------------------------------------------------------------------

               15  2001 Semiannual Report - American Income Fund

BOARD OF DIRECTORS

MR. ROBERT DAYTON
Director of American Income Fund, Inc.
Chief Executive Officer of Okabena Company

MR. ROGER GIBSON
Director of American Income Fund, Inc.
Vice President of North America-Mountain Region for United Airlines

MR. ANDREW HUNTER III
Director of American Income Fund, Inc.
Chairman of Hunter Keith Industries

MR. LEONARD KEDROWSKI
Director of American Income Fund, Inc.
Owner and President of Executive Management Consulting, Inc.

MR. JOHN MURPHY JR.
Director of American Income Fund, Inc.
Executive Vice President, U.S. Bancorp

MR. ROBERT SPIES
Director of American Income Fund, Inc.
Retired Vice President, U.S. Bank National Association

MR. JOSEPH STRAUSS
Director of American Income Fund, Inc.
Former Chairman of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

MS. VIRGINIA STRINGER
Chairperson of American Income Fund, Inc.
Owner and President of Strategic Management Resources, Inc.


                                AMERICAN INCOME FUND  SEMIANNUAL REPORT 2001  17

[US BANCORP LOGO]
PIPER JAFFRAY-Registered Trademark-

AMERICAN INCOME FUND, INC.

2001  SEMIANNUAL REPORT

U.S. Bancorp Piper Jaffray Asset Management, Inc. is a subsidiary of U.S. Bank National Association. Securities products and services are offered through U.S. Bancorp Piper Jaffray, Inc., member SIPC and NYSE. U.S. Bancorp Piper Jaffray, Inc. and U.S. Bank National Association are separate entities and wholly owned subsidiaries of U.S. Bancorp.



[RECYCLED SYMBOL] This document is printed on paper containing 30% post-consumer
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6/2001  2075-01